Financial Instruments (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013
Derivatives, Fair Value [Line Items]
Available-for-sale Equity Securities, Accumulated Gross Unrealized Gain, before Tax	$ 111,000,000	$ 122,000,000
Debt instrument, fair value	$ 31,000,000,000	30,000,000,000
Foreign Exchange Contract
Derivatives, Fair Value [Line Items]
Derivative maturity term, maximum	2 years
Derivative, Notional Amount	$ 2,700,000,000	2,500,000,000
Interest Rate Contracts
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	$ 9,300,000,000	$ 7,900,000,000
Percentage of total debt, net of related interest rate derivatives, exposed to variable interest rates		31.00%
Commodity Contracts
Derivatives, Fair Value [Line Items]
Derivative maturity term, maximum	3 years
Expected reclassification of net losses related to hedge from accumulated OCI into net income within the next 12 months	$ 21,000,000
Designated as Hedging Instrument | Commodity Contracts
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	$ 1,200,000,000	$ 1,400,000,000
Interest Rate Contracts
Derivatives, Fair Value [Line Items]
Percentage of total debt, net of related interest rate derivatives, exposed to variable interest rates	25.00%
Revenue Outside U.S. [Domain]
Derivatives, Fair Value [Line Items]
Revenues	$ 0.49
Top Five International Countries [Domain]
Derivatives, Fair Value [Line Items]
Revenues	$ 0.23